NATURE OF OPERATIONS BASIS OF PRESENTATION GOING CONCERN AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Conversion option liability	$ 1,359,494	$ 197,508	$ 208,503
Warrant derivative liability	2,747,389	0
Level 1 [Member]
Conversion option liability		0
Level 2 [Member]
Conversion option liability	0	0
Warrant derivative liability	0
Level 3 [Member]
Conversion option liability	1,359,494	197,508	$ 208,503
Warrant derivative liability	2,747,389
Common Stock [Member]
Conversion option liability		$ 0
Warrant derivative liability	$ 0